Earnings per share and dividends per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share and dividends per share
Schedule of basic and diluted earnings per share

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income attributable to ZTO Express (Cayman) Inc.	2,053,855	3,159,663	4,383,025
Less:
Change in redemption value for redeemable preferred shares	(133,568)	—	—

Earnings attributable to participating securities	(71,819)	—	—
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share	1,848,468	3,159,663	4,383,025
Shares (Denominator):
Weight average ordinary shares outstanding—basic	634,581,307	717,138,526	751,814,077
Plus:
Shares for option	—	49,054	19,376
Shares for Ordinary Share Units and restricted share units	—	411,982	839,503
Weight average ordinary shares outstanding—diluted	634,581,307	717,599,562	752,672,956
Earnings per share—basic	2.91	4.41	5.83
Earnings per share—diluted	2.91	4.40	5.82